BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 37,645
Related party receivable	502,956
Prepaid expenses and other current assets	526,674	$ 5,000
Total Current Assets	1,067,275	5,000
Cash held in trust account	278,022,397
Deferred offering cost		557,663
Total Assets	279,089,672	562,663
Current liabilities:
Accounts payable and accrued offering costs	5,622,429	531,947
Related party loans	1,412,295	25,716
Total Current Liabilities	7,034,724	557,663
Warrant Liability	13,340,717
Deferred underwriting fee payable	8,505,100
Total Liabilities	28,880,541	557,663
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value as of December 31, 2021	243,002,870
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	12,263,980	24,280
Accumulated deficit	(5,058,764)	(20,000)
Total Shareholders' Equity	7,206,261	5,000
Total Liabilities and Shareholders' Equity	279,089,672	562,663
Class A Common Stock
Shareholders' Equity
Common stock	350
Class B Common Stock
Shareholders' Equity
Common stock	$ 695	$ 720